Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Federal					$ 111,023
State
Deferred
Federal					(411,243)	(571,138)
State
Change in valuation allowance					411,243	571,138
Income tax provision	$ 41,401	$ 98,385	$ 67,085	$ 138,616	$ 111,023